Other income (expenses), net	12 Months Ended
Dec. 31, 2018
Other Income Expenses Net
Other income (expenses), net
	Note	2018	2017	2016

Bonus to employees		(375,360)	(399,828)	(361,796)
Expenses from fixed assets		(40,061)	(205,929)	(53,774)
Allowance for judicial and labor claims		(83,280)	(119,919)	(169,973)
Fine on supply contract of raw material, net	(i)	336,533
PIS and COFINS credits - exclusion of ICMS from the calculation basis	10(c)	235,919
Capital gain - sale of Quantiq			276,816
Recovery of environmental damages		(89,395)	(102,466)	(182,600)
Leniency agreement	23.3(a)		(375,476)	(2,860,402)
Other		106,496	71,922	(277,409)
		90,852	(854,880)	(3,905,954)

(i)        The contractual penalty for failing to supply feedstock to the subsidiary Braskem Idesa is R$338,125.